CERTIFICATE

      The undersigned, Controller of SMITH BARNEY MANAGED MUNICIPALS FUND INC. (the "Fund"), hereby certifies that the Fund has received full payment, in accordance with the provisions of its Prospectus, for 50,376,500 shares of common stock, par value $0.01 per share, the sales of which are reported in the Fund's Rule 24f-2 Notice covering the fiscal year ended February 28, 1997 and that the facts otherwise stated in such Notice are true.


                                   Thomas M. Reynolds
                                   Controller

Dated:         April 15, 1997